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US Legal Services

Ellen L. Valvo

Paralegal

(860) 723-2247

Fax: (860) 723-2215

May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N Prospectus Title: Advantage CenturySM Annuity File Nos.: 333-100207 and 811-9002 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and SAI contained in Post-Effective 7 to the Registration Statement on Form N-4 ("Amendment No. 7") for Separate Account N of ReliaStar Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 7 which was declared effective on May 1, 2004. The text of Amendment No. 1 was filed electronically.

If you have any questions regarding this submission please call the undersigned at 860-723-2247 or Michael Pignatella at 860-723-2239. Sincerely, /s/ Ellen L. Valvo Ellen L. Valvo

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation